Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	2.56%	(1.16%)	1.30%
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	2.32%	(1.41%)	1.03%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%